INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Amount
Tax at statutory federal income tax rate	$ 2,449	$ 1,937
Increase (decrease) resulting from:
State income tax expense	293	219
Life insurance benefits	(97)	(105)
Tax exempt interest income	(56)	$ (6)
Acquisition related costs	96
Other-net	5	$ 5
Total	$ 2,690	$ 2,050
Percent (%)
Tax at statutory federal income tax rate	34.00%	34.00%
Increase (decrease) resulting from:
State income tax expense	4.07%	3.84%
Life insurance benefit	(1.35%)	(1.84%)
Tax exempt interest income	(0.77%)	(0.11%)
Acquisition related costs	1.34%	0.00%
Other-net	0.07%	0.08%
Total	37.36%	35.97%